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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

 INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT TO SECTION
       13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER.

         Report for the Calendar Year or Quarter Ended March 31, 1999.

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               (Please read instructions before preparing form.)
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If amended report check here:  [ ]

ADVENT INTERNATIONAL CORPORATION
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Name of Institutional Investment Manager

75 STATE STREET                    BOSTON              MA             02109
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Business Address    (Street)       (City)            (State)          (Zip)

JANET LOUISE HENNESSY           617-951-9400            CHIEF COMPLIANCE OFFICER
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Name, Phone No., and Title of Person Duly Authorized to Submit this Report.

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                                   ATTENTION
                INTENTIONAL MISSTATEMENTS OR OMISSIONS OF FACTS
                    CONSTITUTE FEDERAL CRIMINAL VIOLATIONS.
                   SEE 18 U.S.C. 1001 and 15 U.S.C. 78ff(a).
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     The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.
     Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be
signed on its behalf in the City of   Boston   and State of   Massachusetts
                                   -----------              ------------------

on the    6    day of    May   , 1999.
      --------       ----------    --

                                            ADVENT INTERNATIONAL CORPORATION
                                      ------------------------------------------
                                      (Name of Institutional Investment Manager)

                                                /s/ Janet L. Hennessy
                                      ------------------------------------------
                                     (Manual Signature of Person Duly Authorized
                                                 to Submit This Report)

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filled (other than the one filing this report): (List in alphabetical order).

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

Name:                     13F File No.:  Name:                     13F File No.:
------------------------  -------------  ------------------------  -------------
1.                                       6.
------------------------  -------------  ------------------------  -------------
2.                                       7.
------------------------  -------------  ------------------------  -------------
3.                                       8.
------------------------  -------------  ------------------------  -------------
4.                                       9.
------------------------  -------------  ------------------------  -------------
5.                                       10.
------------------------  -------------  ------------------------  -------------

                                    FORM 13F
                                                                  (SEC USE ONLY)

Page 2 of 4           Name of Reporting Manager Advent International Corporation
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
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                                                          4                                   Item 5:
                                                             Item 3:        Item 4:          Shares of
          Item 1:                       Item 2:               CUSIP       Fair Market        Principal
      Number of Issuer               Title of Class          Number          Value            Amount
---------------------------------------------------------------------------------------------------------
@Entertainment, Inc.                     Common            045920-10-5     37167071           5216431
Advanced Radio Telecom Corp.             Common            00754U-10-1     12208633           1248965
Brooks Automation, Inc.                  Common            11434A-10-0       284677             12723
Cede Industries, Inc.                    Common            127382-10-9      1395257            786060
Corsair Communications, Inc.             Common            220406-10-2      8051260           1848209
Cubist Pharmaceuticals, Inc.             Common            229678-10-7      1941964            690476
CV Therapeutics, Inc.                    Common            126667-10-4      1237977            253944
EPIX Medical, Inc.                       Common            268810-10-1      3094129            455019
Euronet Services, Inc.                   Common            298736-10-9      1741800           1032178
FLIR Systems, Inc.                       Common            302445-10-1     13639922            996524
Fonix Corporation                        Common            34459U-10-8       399410            473375
ILEX Oncology, Inc.                      Common            451923-10-6      4545828            594955
InfoSpace.Com, Inc.                      Common            45678T-10-2      3072452             46224
Interleaf, Inc.                          Common            458729-10-0       881059            325189
                                     --------------        -----------    -----------        ---------
COLUMN TOTALS                                                              89661439
                                                                          ===========

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                         Item 6:                                                    Item 8:
                  Investment Discretion                                    Voting Authority (Shares)
       ------------------------------------------                    ------------------------------------
                     (b) Shared-                      Item 7:
                      As Defined      (c) Shared-     Managers
       (a) Sole      in Instr. V         Other      See Instr. V     (a) Sole     (b) Shared     (c) None
---------------------------------------------------------------------------------------------------------
            X                                                         5216431
            X                                                         1248965
            X                                                           12723
            X                                                          786060
            X                                                         1848209
            X                                                          690476
            X                                                          253944
            X                                                          455019
            X                                                         1032178
            X                                                          996524
            X                                                          473375
            X                                                          594955
            X                                                           46224
            X                                                          325189
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

                                     FORM 13F                     (SEC USE ONLY)

           Name of Reporting Manager   Advent International Corporation
                                       --------------------------------

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                                                                             4
                Item 1:                            Item 2:                 Item 3:             Item 4:                Item 5:
            Name of Issuer                      Title of Class             CUSIP             Fair Market             Shares of
                                                                           Number               Value             Principal Amount
Interlink Computer Sciences, Inc.               Common                   458747-10-2             2518475                447232
------------------------------------------------------------------------------------------------------------------------------------
Lightbridge, Inc.                               Common                   532226-10-7             7593750               2000000
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Logal Educational Software                      Ordinary                 M6777Q-10-6              326678                725952
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PixTech, Inc.                                   Common                   72583K-10-9             1436383                675945
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PrimaCom.AG                                     Sponsored ADRs           74154N-10-8            79607929               6065366
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Qwest Communications International, Inc.        Common                   749121-10-9             4608034                 85223
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Transcend Therapeutics, Inc.                    Common                   89353T-10-2             1229331               1279304
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Tweeter Home Entertainment Group, Inc.          Common                   901167-10-6             5427191                224380
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Vision Twenty-One, Inc.                         Common                   92831N-10-1               81712                 29053
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Voxware, Inc.                                   Common                   92906L-10-5              599999                999999
------------------------------------------------------------------------------------------------------------------------------------
Zindart Limited                                 Sponsored ADRs           989597-10-9             2988746                708444
------------------------------------------------------------------------------------------------------------------------------------

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    COLUMN TOTALS                                                                              106418230
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

------------------------------------------------------------------------------------------------------------------------------------
                    Item 6:
             Investment Discretion
-----------------------------------------------               5                                       Item 8:
                 (b) Shared-                               Item 7:                           Voting Authority (Shares)
                 As Defined         (c) Shared-            Managers            -----------------------------------------------------
(a) Sole         in Instr. V           Other             See Instr. V          (a) Sole             (b) Shared          (c) None
------------------------------------------------------------------------------------------------------------------------------------
    X                                                                            447232
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    X                                                                           2000000
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    X                                                                            725952
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    X                                                                            600108                   75837
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    X                                                                           6065366
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    X                                                                             85223
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    X                                                                           1279304
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    X                                                                            224380
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    X                                                                             29053
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    X                                                                            999999
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    X                                                                            708444
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

                                                                  (SEC USE ONLY)
                                    FORM 13F

PAGE 4 OF 4   NAME OF REPORTING MANAGER ADVENT INTERNATIONAL CORPORATION
                                        --------------------------------

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                                                                                     Item 6:
                                                                                Investment Discretion
                                    4                      Item 5:       ------------------------------------
                                    Item 3:    Item 4:      Shares of              (b) Shared-
    Item 1:          Item 2:        CUSIP    Fair Market    Principal               As Defined    (c) Shared-
Name of Issuer    Title of Class    Number     Value         Amount      (a) Sole   in Instr. V       Other
-------------------------------------------------------------------------------------------------------------


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 COLUMN TOTALS                                 196079669
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                                                                         Item 8:
                           Item 7:                             Voting Authority (Shares)
                          Managers           -----------------------------------------------------
                        See Instr. V         (a) Sole             (b) Shared              (c) None
-------------------------------------------------------------------------------------------------------------

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 COLUMN TOTALS
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